SCHEDULE OF CASH FLOW AND NON CASH INFORMATION RELATED TO LEASES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases
–Financing cash flows from operating leases	$ 54,156	$ 18,052
Right-of-use assets obtained in exchange for operating lease obligations